Note 6 - Additional Cash Flow Disclosure - Net Change in Non-cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Prepaid expenses and other assets	$ 97	$ 318	$ (153)
Accounts payable and accrued liabilities	447	(444)	316
Balance, end of year	$ 544	$ (126)	$ 163